Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance. The SEC requires us to present the following disclosures of our “pay versus performance”. These disclosures are intended to show the relationship of the compensation we paid to certain of our executives compared to our financial performance over the past four years. Below you will find: (1) a table with four years of information on compensation “actually paid” to the Principal Executive Officer (“PEO”), which is our CEO, and our other NEOs for the applicable years on average as a group, as well as Total Shareholder Return (“TSR”), net income and EBITDA as adjusted if applicable, as described below; (2) disclosures explaining the relationship between compensation “actually paid” and the performance measures disclosed in the Pay versus Performance Table; and (3) a tabular list of financial performance measures we use to link compensation “actually paid” to NEOs for the last fiscal year to our performance. Our Company produced record earnings in the past four years which resulted in a substantial increase in our stock price. The SEC’s definition of compensation “actually paid” includes the increase in value of unvested restricted stock held by our NEOs which vest over four years with 70% of any award vesting in the third and fourth years. As a result, compensation “actually paid” pursuant to the SEC’s definition of that term has increased significantly over that time as a result of appreciation in the value of unvested restricted stock. Our NEOs may or may not receive the full economic benefit of the compensation showed as “actually paid” depending on the stock price at the time of vest of the restricted stock despite the characterization of such compensation being “actually paid” pursuant to SEC rules.
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs (1)	Value of Initial Fixed $100 Investment Based On:		Net Income	Adjusted EBITDA (3)
					Total Shareholder Return (2)	Peer Group Total Shareholder Return (2)	(In millions)
2023	$7,428,439	$21,781,594	$1,776,163	$3,614,328	$344.02	$253.43	$1,059	$1,694
2022	7,300,613	14,618,634	2,009,163	2,532,735	241.76	174.37	1,386	2,057
2021	6,981,685	26,778,167	1,982,924	3,479,767	221.35	200.63	1,193	1,798
2020	5,979,555	4,146,492	1,505,797	1,279,321	120.06	152.87	545	934
(1)
By SEC rules, these amounts reflect the amount disclosed in our Summary Compensation Table (SCT) for the applicable year (a) minus the grant date fair value of equity compensation in the SCT, (b) plus year-end fair value of stock awards granted in the year that were outstanding and unvested as of the end of year, (c) plus the change as of year-end in fair value of prior year awards that were outstanding and unvested as of the end of year or, for awards vesting in that year, the change in fair value of those awards as of the vesting date. The other elements required to be disclosed pursuant to SEC rules in the definition of compensation “actually paid” are inapplicable to our NEO compensation. The calculations for (b) and (c) are as follows:

	Year	Share Price at 12/31	Shares Granted	Granted Shares Fair Value at 12/31	Other Shares Outstanding	Change in Fair Value	Shares Vested	Vested Shares Change in Fair Value	Total Stock Compensation Actually Paid
PEO	2023	$160.51	50,668	$8,132,721	196,088	$8,937,691	97,138	$2,282,743	$19,353,155
	2022	114.93	86,498	9,941,215	206,728	1,593,873	86,896	782,933	12,318,021
	2021	107.22	143,340	15,368,915	150,284	7,188,084	81,229	2,239,484	24,796,482
	2020	59.39	44,456	2,640,242	187,057	1,715,313	83,529	(1,188,618)	3,166,937
Other NEOs (Fair values represent averages)	2023	$160.51	7,485	$1,201,377	22,179	$1,010,907	10,676	$250,880	$2,463,165
	2022	114.93	9,291	1,067,843	23,563	181,673	9.287	86,552	1,336,068
	2021	107.22	15,094	1,638,777	16,366	782,786	10,220	281,760	2,468,307
	2020	59.39	5,557	300,045	21,441	196,616	9,005	(128,138)	398,524
The PEO whose compensation is represented in each year is Mr. Penske. Messrs. Denker, Kurnick and Spradlin are included in the NEO averages for each year. Also included in the NEO average in 2020 was J.D. Carlson, our former CFO, in 2021 both Mr. Carlson and Ms. Hulgrave, and, for 2022 and 2023, Ms. Hulgrave.
(2)
Total shareholder return measures the change in value of our common stock, adjusted to include dividends received by our shareholders over the period. Our peer group for purposes of the peer group total shareholder return disclosure is the same as the one identified in Item 5 of our annual report on Form 10-K and consists of the following companies, each of which principally conducts automotive retail operations: Asbury Automotive Group, Inc., AutoNation, Inc., Group 1 Automotive, Inc., Lithia Motors, Inc., and Sonic Automotive, Inc. (the “Peer Group”).

(3)	The following table reconciles the non-GAAP measures EBITDA and Adjusted EBITDA to the closest applicable GAAP measure, net income
Non-GAAP Reconciliations
	Twelve Months Ended December 31,
(Amounts in Millions)	2023	2022	2021	2020
Net Income	$1,058.6	$1,386.2	$1,192.7	$545.3
Add: Depreciation	141.0	127.3	121.5	115.5
Other Interest Expense	92.6	70.4	68.6	111.0
Income Taxes	360.9	473.0	416.3	162.7
Income from Discontinued Operations, net of tax	(0.0)	(0.0)	(1.3)	(0.4)
EBITDA	$1,653.1	$2,056.9	$1,797.8	$934.1
Add: Goodwill Impairment	40.7	(0.0)	(0.0)	(0.0)
Adjusted EBITDA	$1,693.8	$2,056.9	$1,797.8	$934.1

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
The PEO whose compensation is represented in each year is Mr. Penske. Messrs. Denker, Kurnick and Spradlin are included in the NEO averages for each year. Also included in the NEO average in 2020 was J.D. Carlson, our former CFO, in 2021 both Mr. Carlson and Ms. Hulgrave, and, for 2022 and 2023, Ms. Hulgrave.

Peer Group Issuers, Footnote
(2)
Total shareholder return measures the change in value of our common stock, adjusted to include dividends received by our shareholders over the period. Our peer group for purposes of the peer group total shareholder return disclosure is the same as the one identified in Item 5 of our annual report on Form 10-K and consists of the following companies, each of which principally conducts automotive retail operations: Asbury Automotive Group, Inc., AutoNation, Inc., Group 1 Automotive, Inc., Lithia Motors, Inc., and Sonic Automotive, Inc. (the “Peer Group”).

PEO Total Compensation Amount	$ 7,428,439	$ 7,300,613	$ 6,981,685	$ 5,979,555
PEO Actually Paid Compensation Amount	$ 21,781,594	14,618,634	26,778,167	4,146,492
Adjustment To PEO Compensation, Footnote
(1)
By SEC rules, these amounts reflect the amount disclosed in our Summary Compensation Table (SCT) for the applicable year (a) minus the grant date fair value of equity compensation in the SCT, (b) plus year-end fair value of stock awards granted in the year that were outstanding and unvested as of the end of year, (c) plus the change as of year-end in fair value of prior year awards that were outstanding and unvested as of the end of year or, for awards vesting in that year, the change in fair value of those awards as of the vesting date. The other elements required to be disclosed pursuant to SEC rules in the definition of compensation “actually paid” are inapplicable to our NEO compensation. The calculations for (b) and (c) are as follows:

	Year	Share Price at 12/31	Shares Granted	Granted Shares Fair Value at 12/31	Other Shares Outstanding	Change in Fair Value	Shares Vested	Vested Shares Change in Fair Value	Total Stock Compensation Actually Paid
PEO	2023	$160.51	50,668	$8,132,721	196,088	$8,937,691	97,138	$2,282,743	$19,353,155
	2022	114.93	86,498	9,941,215	206,728	1,593,873	86,896	782,933	12,318,021
	2021	107.22	143,340	15,368,915	150,284	7,188,084	81,229	2,239,484	24,796,482
	2020	59.39	44,456	2,640,242	187,057	1,715,313	83,529	(1,188,618)	3,166,937
Other NEOs (Fair values represent averages)	2023	$160.51	7,485	$1,201,377	22,179	$1,010,907	10,676	$250,880	$2,463,165
	2022	114.93	9,291	1,067,843	23,563	181,673	9.287	86,552	1,336,068
	2021	107.22	15,094	1,638,777	16,366	782,786	10,220	281,760	2,468,307
	2020	59.39	5,557	300,045	21,441	196,616	9,005	(128,138)	398,524
The PEO whose compensation is represented in each year is Mr. Penske. Messrs. Denker, Kurnick and Spradlin are included in the NEO averages for each year. Also included in the NEO average in 2020 was J.D. Carlson, our former CFO, in 2021 both Mr. Carlson and Ms. Hulgrave, and, for 2022 and 2023, Ms. Hulgrave.

Non-PEO NEO Average Total Compensation Amount	$ 1,776,163	2,009,163	1,982,924	1,505,797
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,614,328	2,532,735	3,479,767	1,279,321
Adjustment to Non-PEO NEO Compensation Footnote
(1)
By SEC rules, these amounts reflect the amount disclosed in our Summary Compensation Table (SCT) for the applicable year (a) minus the grant date fair value of equity compensation in the SCT, (b) plus year-end fair value of stock awards granted in the year that were outstanding and unvested as of the end of year, (c) plus the change as of year-end in fair value of prior year awards that were outstanding and unvested as of the end of year or, for awards vesting in that year, the change in fair value of those awards as of the vesting date. The other elements required to be disclosed pursuant to SEC rules in the definition of compensation “actually paid” are inapplicable to our NEO compensation. The calculations for (b) and (c) are as follows:

	Year	Share Price at 12/31	Shares Granted	Granted Shares Fair Value at 12/31	Other Shares Outstanding	Change in Fair Value	Shares Vested	Vested Shares Change in Fair Value	Total Stock Compensation Actually Paid
PEO	2023	$160.51	50,668	$8,132,721	196,088	$8,937,691	97,138	$2,282,743	$19,353,155
	2022	114.93	86,498	9,941,215	206,728	1,593,873	86,896	782,933	12,318,021
	2021	107.22	143,340	15,368,915	150,284	7,188,084	81,229	2,239,484	24,796,482
	2020	59.39	44,456	2,640,242	187,057	1,715,313	83,529	(1,188,618)	3,166,937
Other NEOs (Fair values represent averages)	2023	$160.51	7,485	$1,201,377	22,179	$1,010,907	10,676	$250,880	$2,463,165
	2022	114.93	9,291	1,067,843	23,563	181,673	9.287	86,552	1,336,068
	2021	107.22	15,094	1,638,777	16,366	782,786	10,220	281,760	2,468,307
	2020	59.39	5,557	300,045	21,441	196,616	9,005	(128,138)	398,524
The PEO whose compensation is represented in each year is Mr. Penske. Messrs. Denker, Kurnick and Spradlin are included in the NEO averages for each year. Also included in the NEO average in 2020 was J.D. Carlson, our former CFO, in 2021 both Mr. Carlson and Ms. Hulgrave, and, for 2022 and 2023, Ms. Hulgrave.

Compensation Actually Paid vs. Total Shareholder Return
The following tables show the relationship between (1) compensation “actually paid” to our CEO and the other NEOs to (2) each of total shareholder return, net income and EBITDA as adjusted if applicable. We produced record earnings for our Company in the past four years as net income and Adjusted EBITDA have increased 143% and 105%, respectively over the four year period. Compensation “actually paid” has increased over that time as well, most significantly due to the increase in value of the NEOs’ restricted stock holdings, which vest over four years with 70% of any award vesting in the third and fourth years. Our stock price has increased from $50.22 on December 31, 2019 to $160.51 on December 29, 2023, representing an increase in shareholder value based on our December 29, 2023 outstanding shares of over $7 billion. Excluding the increase in the value of unvested restricted stock, compensation “actually paid” for our CEO, and the other NEOs (consisting of salary, bonus, other compensation and the vesting of restricted stock) increased 214%, and 100%, respectively, over the four year period, as compared to an increase of total shareholder return of 244%.

As noted in the table above, our total shareholder return over the four years increased 244% as compared to a 153% increase by our Peer Group.

Compensation Actually Paid vs. Net Income
The following tables show the relationship between (1) compensation “actually paid” to our CEO and the other NEOs to (2) each of total shareholder return, net income and EBITDA as adjusted if applicable. We produced record earnings for our Company in the past four years as net income and Adjusted EBITDA have increased 143% and 105%, respectively over the four year period. Compensation “actually paid” has increased over that time as well, most significantly due to the increase in value of the NEOs’ restricted stock holdings, which vest over four years with 70% of any award vesting in the third and fourth years. Our stock price has increased from $50.22 on December 31, 2019 to $160.51 on December 29, 2023, representing an increase in shareholder value based on our December 29, 2023 outstanding shares of over $7 billion. Excluding the increase in the value of unvested restricted stock, compensation “actually paid” for our CEO, and the other NEOs (consisting of salary, bonus, other compensation and the vesting of restricted stock) increased 214%, and 100%, respectively, over the four year period, as compared to an increase of total shareholder return of 244%.

Compensation Actually Paid vs. Company Selected Measure
The following tables show the relationship between (1) compensation “actually paid” to our CEO and the other NEOs to (2) each of total shareholder return, net income and EBITDA as adjusted if applicable. We produced record earnings for our Company in the past four years as net income and Adjusted EBITDA have increased 143% and 105%, respectively over the four year period. Compensation “actually paid” has increased over that time as well, most significantly due to the increase in value of the NEOs’ restricted stock holdings, which vest over four years with 70% of any award vesting in the third and fourth years. Our stock price has increased from $50.22 on December 31, 2019 to $160.51 on December 29, 2023, representing an increase in shareholder value based on our December 29, 2023 outstanding shares of over $7 billion. Excluding the increase in the value of unvested restricted stock, compensation “actually paid” for our CEO, and the other NEOs (consisting of salary, bonus, other compensation and the vesting of restricted stock) increased 214%, and 100%, respectively, over the four year period, as compared to an increase of total shareholder return of 244%.

Total Shareholder Return Vs Peer Group
The following tables show the relationship between (1) compensation “actually paid” to our CEO and the other NEOs to (2) each of total shareholder return, net income and EBITDA as adjusted if applicable. We produced record earnings for our Company in the past four years as net income and Adjusted EBITDA have increased 143% and 105%, respectively over the four year period. Compensation “actually paid” has increased over that time as well, most significantly due to the increase in value of the NEOs’ restricted stock holdings, which vest over four years with 70% of any award vesting in the third and fourth years. Our stock price has increased from $50.22 on December 31, 2019 to $160.51 on December 29, 2023, representing an increase in shareholder value based on our December 29, 2023 outstanding shares of over $7 billion. Excluding the increase in the value of unvested restricted stock, compensation “actually paid” for our CEO, and the other NEOs (consisting of salary, bonus, other compensation and the vesting of restricted stock) increased 214%, and 100%, respectively, over the four year period, as compared to an increase of total shareholder return of 244%.

As noted in the table above, our total shareholder return over the four years increased 244% as compared to a 153% increase by our Peer Group.

Tabular List, Table
We are required under SEC rules to also disclose the most important financial performance measures that link compensation “actually paid” to our NEOs (which amounts are shown in the table above using the SEC’s methodology) to Company performance. We believe those metrics are as follows:
Financial Performance Measures
Net Income
Adjusted EBITDA
Earnings Per Share
Stock Price Performance
We selected these measures because we believe our compensation “actually paid” is most influenced by two factors: (1) the amount of restricted stock granted to our NEOs under the annual performance plans over the relevant period and (2) the change in our stock price over time (see footnote 1 to the Pay Verses Performance Table above). Our 2023 performance plans include metrics for EBITDA, EPS, and stock price performance, which collectively could represent more than 50% of the total amount available under the plans. We believe the change in our stock price over time is correlated most closely to the financial performance measures EBITDA (as adjusted if applicable), EPS (as adjusted if applicable) and net income.

Total Shareholder Return Amount	$ 344.02	241.76	221.35	120.06
Peer Group Total Shareholder Return Amount	253.43	174.37	200.63	152.87
Net Income (Loss)	$ 1,058,600,000	$ 1,386,200,000	$ 1,192,700,000	$ 545,300,000
Company Selected Measure Amount	1,694,000,000	2,057,000,000	1,798,000,000	934,000,000
PEO Name	Mr. Penske	Mr. Penske	Mr. Penske	Mr. Penske
Depreciation	$ 141,000,000	$ 127,300,000	$ 121,500,000	$ 115,500,000
Interest Expense, Other	92,600,000	70,400,000	68,600,000	111,000,000
Income Tax Expense (Benefit)	360,900,000	473,000,000	416,300,000	162,700,000
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	0	0	1,300,000	400,000
EBITDA	1,653,100,000	2,056,900,000	1,797,800,000	934,100,000
Goodwill, Impairment Loss	40,700,000	0	0	0
Adjusted EBITDA	$ 1,693,800,000	$ 2,056,900,000	$ 1,797,800,000	$ 934,100,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(3)	The following table reconciles the non-GAAP measures EBITDA and Adjusted EBITDA to the closest applicable GAAP measure, net income
Non-GAAP Reconciliations
	Twelve Months Ended December 31,
(Amounts in Millions)	2023	2022	2021	2020
Net Income	$1,058.6	$1,386.2	$1,192.7	$545.3
Add: Depreciation	141.0	127.3	121.5	115.5
Other Interest Expense	92.6	70.4	68.6	111.0
Income Taxes	360.9	473.0	416.3	162.7
Income from Discontinued Operations, net of tax	(0.0)	(0.0)	(1.3)	(0.4)
EBITDA	$1,653.1	$2,056.9	$1,797.8	$934.1
Add: Goodwill Impairment	40.7	(0.0)	(0.0)	(0.0)
Adjusted EBITDA	$1,693.8	$2,056.9	$1,797.8	$934.1

Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price Performance
PEO [Member]
Pay vs Performance Disclosure
Share Price	$ 160.51	$ 114.93	$ 107.22	$ 59.39
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	50,668	86,498	143,340	44,456
Other Shares Outstanding	196,088	206,728	150,284	187,057
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	97,138	86,896	81,229	83,529
PEO [Member] | Total Stock Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 19,353,155	$ 12,318,021	$ 24,796,482	$ 3,166,937
PEO [Member] | Granted Shares Fair Value at 12/31 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,132,721	9,941,215	15,368,915	2,640,242
PEO [Member] | Change in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,937,691	1,593,873	7,188,084	1,715,313
PEO [Member] | Vested Shares Change in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,282,743	$ 782,933	$ 2,239,484	$ (1,188,618)
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Share Price	$ 160.51	$ 114.93	$ 107.22	$ 59.39
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	7,485	9,291	15,094	5,557
Other Shares Outstanding	22,179	23,563	16,366	21,441
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	10,676	9.287	10,220	9,005
Non-PEO NEO [Member] | Total Stock Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,463,165	$ 1,336,068	$ 2,468,307	$ 398,524
Non-PEO NEO [Member] | Granted Shares Fair Value at 12/31 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,201,377	1,067,843	1,638,777	300,045
Non-PEO NEO [Member] | Change in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,010,907	181,673	782,786	196,616
Non-PEO NEO [Member] | Vested Shares Change in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 250,880	$ 86,552	$ 281,760	$ (128,138)